DEBT (Details 2) (USD $)						12 Months Ended			0 Months Ended												5 Months Ended				5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Mortgages Payable	Dec. 31, 2012 Mortgages Payable	Dec. 31, 2013 Other	Dec. 31, 2013 Unsecured revolving line of credit entered into February 2012	Dec. 31, 2012 Unsecured revolving line of credit entered into February 2012	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 Base rate	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 Base rate	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 Base rate Minimum	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 Base rate Minimum	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 Base rate Maximum	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 Base rate Maximum	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 LIBOR	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 LIBOR	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 LIBOR Minimum	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 LIBOR Minimum	Aug. 31, 2013 Unsecured revolving line of credit entered into February 2012 LIBOR Maximum	Feb. 29, 2012 Unsecured revolving line of credit entered into February 2012 LIBOR Maximum	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 item	Aug. 31, 2013 Unsecured revolving line of credit entered into August 2013	Apr. 30, 2014 Unsecured revolving line of credit entered into August 2013 Subsequent event	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 Subsequent event	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 Base rate	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 Base rate Minimum	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 Base rate Maximum	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 LIBOR	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 LIBOR Minimum	Dec. 31, 2013 Unsecured revolving line of credit entered into August 2013 LIBOR Maximum
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 100,000,000														$ 125,000,000	$ 200,000,000	$ 150,000,000
Variable rate basis									base rate	base rate					LIBOR	LIBOR									base rate			LIBOR
Interest rate margin (as a percent)											0.25%	0.75%	0.85%	1.50%			1.25%	1.75%	1.85%	2.50%						0.25%	0.85%		1.25%	1.85%
Unused commitment fee dependent upon amount of aggregate unused commitments, one (as a percent)						0.25%															0.25%
Unused commitment fee dependent upon amount of aggregate unused commitments, two (as a percent)						0.35%															0.35%
Period of extension option						1 year															3 months
Amount outstanding under the facility						100,000,000	30,000,000														64,000,000
Amount available for future borrowings						0	70,000,000														61,000,000
Number of extension period options																					2
Accrued interest and unused commitment fee payable	1,017,000	1,351,000
Specified debt percentage to be maintained to incur additional debt	30.00%
Specified debt percentage to be maintained to incur additional debt with the approval of the Partnership's advisory board	50.00%
Principal payments on debt
2014	70,472,000		6,472,000		64,000,000
2015	77,055,000		77,055,000
2016	104,354,000		4,354,000		100,000,000
2017	4,642,000		4,642,000
2018	24,300,000		24,300,000
Thereafter	111,496,000		111,496,000
Total	$ 392,319,000		$ 228,319,000	$ 312,017,000	$ 164,000,000